Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 373,000
Previously Paid Amount	0.00
Total Fee Amount	51.51
Total Offset Amount	0.00
Net Fee	51.51
Narrative - Max Aggregate Offering Price	$ 373,000
Final Prospectus	true